UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	8/31/15

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Small Cap Growth Fund
August 31, 2015 (Unaudited)

Common Stocks--97.1%	Shares		Value ($)
Automobiles & Components--1.1%
Cooper-Standard Holding	12,914	a	741,522
Dorman Products	33,588	a,b	1,691,156
Drew Industries	29,071		1,606,463
Gentex	60,800		942,400
Gentherm	43,726	a	1,993,468
			6,975,009
Banks--3.8%
BancFirst	16,836		1,018,073
Bank of the Ozarks	108,872		4,550,849
BBCN Bancorp	79,707		1,159,737
BofI Holding	57,734	a	6,687,906
Boston Private Financial Holdings	93,086		1,107,723
Central Pacific Financial	51,496		1,068,027
FCB Financial Holdings, Cl. A	27,064		892,571
Great Western Bancorp	34,134		859,153
HomeStreet	38,216	a	850,688
LendingTree	22,063	a	2,337,575
Radian Group	59,060		1,061,899
Texas Capital Bancshares	19,916	a	1,072,676
Union Bankshares	26,436		623,890
			23,290,767
Capital Goods--5.5%
AAON	22,690		469,229
Acuity Brands	14,078		2,743,380
AgroFresh Solutions	68,937	a,b	672,136
Apogee Enterprises	48,564		2,532,613
Astronics	23,205	a	1,198,770
Barnes Group	26,395		1,019,639
Beacon Roofing Supply	80,814	a	2,929,508
Builders FirstSource	83,845	a	1,241,744
CaesarStone Sdot-Yam	9,638		383,496
CIRCOR International	13,697		619,652
Comfort Systems USA	29,723		823,922
Donaldson	25,856	b	809,551
Dycom Industries	14,572	a	1,035,923
Encore Wire	30,029		975,042
Energy Focus	38,248	a,b	837,631
Esterline Technologies	19,534	a	1,596,123
Graham	5,608		103,748
HEICO	11,355	b	577,969
Hexcel	17,271		833,498
John Bean Technologies	27,926		924,909
Middleby	13,906	a	1,509,496
MYR Group	27,367	a	785,159
Patrick Industries	15,851	a,b	599,009

Proto Labs	29,009	a,b	2,112,726
Raven Industries	49,156		890,707
RBC Bearings	16,274	a	1,006,710
Rush Enterprises, Cl. A	40,429	a	1,031,748
Sparton	3,294	a	76,553
TASER International	9,881	a,b	231,215
Tutor Perini	52,594	a	930,914
Watsco	6,947		850,730
Woodward	25,964		1,183,958
			33,537,408
Commercial & Professional Services--5.0%
ABM Industries	36,663		1,173,583
Acacia Research	82,694		787,247
Advisory Board	97,758	a	4,753,972
CEB	52,090		3,730,686
Exponent	13,046		557,716
Franklin Covey	25,942	a	434,010
FTI Consulting	29,094	a	1,159,687
Healthcare Services Group	69,926	b	2,338,326
Huron Consulting Group	45,103	a	3,265,006
InnerWorkings	38,980	a	282,995
Interface	43,690		1,059,046
Kforce	37,530		1,005,429
Knoll	35,010		837,439
MiX Telematics, ADR	54,018	a	328,429
Mobile Mini	16,942		576,197
Resources Connection	78,502		1,231,696
Ritchie Brothers Auctioneers	40,238		1,109,764
Rollins	23,416		653,775
Steelcase, Cl. A	124,641		2,197,421
Team	16,837	a	704,460
Tetra Tech	99,149		2,575,891
			30,762,775
Consumer Durables & Apparel--3.3%
Callaway Golf	119,010		1,053,238
Columbia Sportswear	23,461		1,439,802
G-III Apparel Group	74,602	a	5,172,158
Installed Building Products	32,942	a	880,210
LGI Homes	40,008	a	1,041,808
Libbey	21,404		754,277
Oxford Industries	20,385		1,715,602
Performance Sports Group	70,252	a	911,871
Ryland Group	16,391	b	708,747
Sequential Brands Group	58,596	a,b	959,216
Skechers USA, Cl. A	23,111	a	3,252,643
Steven Madden	20,143	a	823,043
Universal Electronics	26,165	a	1,192,862
			19,905,477
Consumer Services--6.7%
2U	26,622	a	930,971
Bravo Brio Restaurant Group	122,657	a	1,563,877
Bright Horizons Family Solutions	21,178	a	1,294,399

Buffalo Wild Wings	14,684	a,b	2,785,261
Century Casinos	134,296	a	781,603
Cheesecake Factory	67,574		3,667,241
Chegg	130,702	a,b	971,116
Chuy's Holdings	24,745	a	758,187
ClubCorp Holdings	129,637		2,918,129
Dave & Buster's Entertainment	26,102		898,953
Del Taco Restaurants	58,606	a	743,710
Diamond Resorts International	49,605	a	1,259,471
Fiesta Restaurant Group	28,486	a	1,471,017
Grand Canyon Education	36,212	a	1,338,396
Intrawest Resorts Holdings	103,049	a	926,410
Jack in the Box	14,046		1,098,116
La Quinta Holdings	65,382	a	1,232,450
LifeLock	263,214	a,b	2,224,158
Noodles & Company	26,141	a,b	311,601
Panera Bread, Cl. A	3,235	a,b	576,800
Popeyes Louisiana Kitchen	35,082	a	1,951,261
Rave Restaurant Group	23,891	a,b	226,248
Red Robin Gourmet Burgers	21,498	a	1,693,828
Scientific Games, Cl. A	84,863	a,b	935,190
Shake Shack, Cl. A	4,335		216,490
Six Flags Entertainment	23,855		1,072,759
Sonic	25,589		690,903
Texas Roadhouse	45,904		1,652,085
Vail Resorts	35,935		3,877,745
Wingstop	23,124		632,673
Zoe's Kitchen	8,385	a	289,618
			40,990,666
Diversified Financials--1.9%
Financial Engines	24,905	b	808,416
GAMCO Investors, Cl. A	11,558		676,143
HFF, Cl. A	24,482		889,431
Interactive Brokers Group, Cl. A	51,071		2,038,754
MarketAxess Holdings	18,389		1,662,733
PRA Group	58,022	a,b	3,091,993
Virtus Investment Partners	9,287		1,068,562
WisdomTree Investments	70,018	b	1,312,838
			11,548,870
Energy--.7%
CARBO Ceramics	23,228	b	636,912
Diamondback Energy	9,702	a	662,550
Dril-Quip	8,071	a	556,415
Gulfport Energy	13,623	a	488,112
Matador Resources	29,956	a,b	686,292
Patterson-UTI Energy	30,372		494,456
Renewable Energy Group	68,045	a	572,939
			4,097,676
Exchange-Traded Funds--1.0%
iShares Russell 2000 ETF	50,802	b	5,851,374
Food & Staples Retailing--.5%
Fresh Market	95,457	a,b	2,055,189

United Natural Foods	17,338	a,b	834,825
			2,890,014
Food, Beverage & Tobacco--1.2%
Hain Celestial Group	45,745	a	2,784,041
J&J Snack Foods	9,162		1,044,101
John B. Sanfilippo & Son	16,383	a	846,837
Pinnacle Foods	21,229		951,908
Post Holdings	28,533	a	1,862,635
			7,489,522
Health Care Equipment & Services--11.5%
AAC Holdings	17,375	b	410,224
Abaxis	10,263	b	482,566
ABIOMED	84,120	a	8,067,109
Acadia Healthcare	59,763	a	4,364,492
Adeptus Health, Cl. A	24,611	a,b	2,452,240
AMN Healthcare Services	36,027	a	1,210,507
AmSurg	15,002	a	1,176,457
AngioDynamics	74,400	a	1,098,144
athenahealth	10,706	a,b	1,423,577
AtriCure	36,381	a	889,879
Avinger	44,712	b	645,641
Cantel Medical	29,417		1,459,966
Chemed	8,145	b	1,110,571
ConforMIS	14,348	b	229,568
DexCom	18,702	a	1,760,607
Diplomat Pharmacy	72,048	b	2,845,175
ExamWorks Group	26,809	a	960,298
Globus Medical, Cl. A	48,947	a	1,195,286
Greatbatch	15,037	a	854,402
HealthStream	15,494	a	385,026
Hill-Rom Holdings	16,010		845,968
Insulet	42,138	a	1,251,920
IPC Healthcare	13,327	a	1,058,164
K2M Group Holdings	78,496	a	1,666,470
LDR Holding	86,763	a	3,237,996
LifePoint Health	10,095	a	788,722
Masimo	55,338	a	2,248,383
Medidata Solutions	62,054	a	2,979,833
MEDNAX	14,120	a	1,137,366
Merit Medical Systems	42,516	a	967,239
Molina Healthcare	16,224	a	1,210,148
Natus Medical	10,806	a	439,588
Neogen	41,451	a	2,140,529
Nevro	52,102	b	2,346,153
Novadaq Technologies	29,200	a,b	337,260
NuVasive	38,272	a	2,017,700
NxStage Medical	49,300	a	856,341
Omnicell	17,943	a	609,703
Quidel	10,457	a	215,310
Rockwell Medical	77,822	a,b	931,529
Spectranetics	39,075	a	658,414
Team Health Holdings	29,030	a	1,705,222

Teladoc	21,342	b	549,343
Teleflex	14,975		1,958,730
Trinity Biotech, ADR	58,580		899,789
U.S. Physical Therapy	17,718		814,142
Zeltiq Aesthetics	108,962	a,b	3,516,204
			70,409,901
Household & Personal Products--.2%
Inter Parfums	34,156		877,809
Medifast	18,389	a	510,663
			1,388,472
Insurance--.4%
Infinity Property & Casualty	9,609		742,584
National General Holdings	39,027		715,365
Stewart Information Services	32,718		1,267,495
			2,725,444
Materials--2.5%
Balchem	18,505		1,083,098
Berry Plastics Group	34,843	a	1,031,353
Chemtura	45,804	a	1,245,869
Eagle Materials	11,180		914,859
Graphic Packaging Holding	81,140		1,144,074
Headwaters	43,112	a	870,000
Kaiser Aluminum	13,519		1,129,918
LSB Industries	30,236	a	722,943
Senomyx	236,405	a,b	1,574,457
Sensient Technologies	29,725		1,936,584
TimkenSteel	36,316		648,967
US Concrete	54,850	a	2,840,133
			15,142,255
Media--1.8%
Gannett	47,899		627,956
Gray Television	69,123	a	801,136
IMAX	42,215	a	1,323,440
MDC Partners, Cl. A	213,299	b	4,189,192
Nexstar Broadcasting Group, Cl. A	20,536		954,513
Rentrak	35,754	a,b	1,631,812
Scholastic	35,249		1,523,109
			11,051,158
Pharmaceuticals, Biotech & Life Sciences--13.6%
Aegerion Pharmaceuticals	26,248	a,b	464,327
Agenus	108,652	a	772,516
Albany Molecular Research	62,355	a,b	1,243,359
Alder Biopharmaceuticals	12,488	a	483,910
AMAG Pharmaceuticals	2,565	a	160,415
Amicus Therapeutics	69,134	a	994,147
Anacor Pharmaceuticals	11,117	a	1,449,768
Atara Biotherapeutics	12,445		504,396
Bio-Rad Laboratories, Cl. A	6,324	a	881,123
Bio-Techne	21,285		2,011,007
BioSpecifics Technologies	30,431	a	1,511,203
Bluebird Bio	12,215	a	1,625,450
Cambrex	21,520	a	1,028,871

Cara Therapeutics	45,027	a	853,712
Cempra	19,018	a	654,219
Cepheid	58,630	a	2,857,626
Chimerix	23,730	a	1,161,346
Clovis Oncology	45,015	a	3,504,868
Dyax	29,974	a	690,001
Dynavax Technologies	77,694	a	2,203,401
Eagle Pharmaceuticals	24,842	a,b	1,951,340
Emergent BioSolutions	57,727	a	1,921,732
Esperion Therapeutics	18,387	a,b	881,657
Exact Sciences	127,051	a,b	2,809,098
Flex Pharma	14,726	b	177,154
Horizon Pharma	86,196	a	2,518,647
IGI Laboratories	82,756	a,b	647,979
INC Research Holdings, Cl. A	29,915		1,226,814
Intersect ENT	84,634	a	2,154,782
Intra-Cellular Therapies	36,432	a,b	976,013
Intrexon	10,710	a,b	476,595
Keryx Biopharmaceuticals	178,783	a,b	1,104,879
Kite Pharma	16,081	a,b	855,027
KYTHERA Biopharmaceuticals	36,248	a	2,708,451
Ligand Pharmaceuticals	45,314	a,b	4,166,169
Lipocine	57,579	a	847,563
Loxo Oncology	17,771		357,197
Medicines	21,163	a	867,683
Momenta Pharmaceuticals	30,171	a	588,636
NanoString Technologies	41,027	a	624,021
Nektar Therapeutics	188,339	a,b	2,081,146
NeoGenomics	47,368	a	287,997
Neurocrine Biosciences	19,079	a	884,884
Novavax	102,758	a	1,106,704
Ocular Therapeutix	13,419	a,b	236,443
Ophthotech	13,970	a	615,099
OPKO Health	50,028	a,b	541,303
Orexigen Therapeutics	119,075	a,b	329,838
Pacira Pharmaceuticals	27,167	a,b	1,563,461
PAREXEL International	20,937	a	1,375,980
Pfenex	20,518	a	448,318
Portola Pharmaceuticals	25,929	a	1,222,812
Progenics Pharmaceuticals	255,345	a	1,871,679
Prothena PLC	18,950	a	1,090,193
Radius Health	13,357	a	812,907
Relypsa	25,363	a	582,334
Repligen	43,507	a	1,482,718
SAGE Therapeutics	28,197	a,b	1,522,920
Supernus Pharmaceuticals	102,868	a	1,867,054
Synergy Pharmaceuticals	220,412	a,b	1,542,884
TESARO	10,442	a,b	537,554
Tetraphase Pharmaceuticals	40,883	a	1,774,731
TG Therapeutics	53,769	a,b	660,283
TherapeuticsMD	118,387	a	725,712
Trillium Therapeutics	15,317	a	238,486

Ultragenyx Pharmaceutical	12,881	a	1,437,778
UNIQURE	29,661	a	794,618
ZIOPHARM Oncology	75,645	a,b	658,868
Zogenix	52,179	a	1,002,880
ZS Pharma	15,834	a	810,067
			83,024,753
Real Estate--1.4%
Alexander & Baldwin	27,638		934,994
CyrusOne	37,577	c	1,189,688
Howard Hughes	12,945	a	1,625,763
Marcus & Millichap	43,949	a	1,866,074
Physicians Realty Trust	39,503	c	572,793
RE/MAX Holdings, Cl. A	46,079		1,690,178
Sovran Self Storage	8,488	c	761,628
			8,641,118
Retailing--5.4%
Burlington Stores	25,191	a	1,337,390
Core-Mark Holding Company	44,999		2,704,890
DSW, Cl. A	24,227		719,300
Express	90,153	a	1,839,121
Five Below	20,975	a,b	811,103
Hibbett Sports	13,332	a,b	526,614
Kirkland's	32,466		724,641
LKQ	17,395	a	521,676
MarineMax	88,628	a	1,444,636
Monro Muffler Brake	62,490		3,961,240
NutriSystem	29,770		832,965
Pool	59,938		4,176,480
Restoration Hardware Holdings	39,916	a,b	3,691,431
Select Comfort	36,072	a	878,353
Shutterfly	103,599	a	4,025,858
The Container Store Group	52,125	a,b	881,434
Tile Shop Holdings	87,822	a	1,045,082
TravelCenters of America	42,563	a	501,818
Wayfair, Cl. A	61,192	b	2,282,461
			32,906,493
Semiconductors & Semiconductor Equipment--3.8%
Advanced Energy Industries	31,318	a	760,088
Ambarella	17,338	a,b	1,658,033
Cabot Microelectronics	17,795	a	771,947
Cavium	57,179	a	3,889,315
CEVA	95,391	a	1,836,277
Cirrus Logic	28,846	a	869,995
Inphi	63,880	a	1,516,511
Integrated Device Technology	185,245	a	3,517,803
MaxLinear, Cl. A	156,020	a	1,552,399
Mellanox Technologies	13,042	a	527,418
NeoPhotonics	87,379	a	632,624
ON Semiconductor	84,321	a	805,687
Photronics	90,848	a	827,625
Power Integrations	13,808		541,964
Rudolph Technologies	89,366	a	1,140,310

Sigma Designs	99,211	a	977,228
Silicon Laboratories	16,321	a	709,637
SolarEdge Technologies	12,847		322,717
Synaptics	6,483	a	454,393
Tower Semiconductor	21,525	a	260,668
			23,572,639
Software & Services--19.2%
ACI Worldwide	122,572	a	2,614,461
Actua	203,730	a	2,899,078
Acxiom	73,805	a	1,546,953
AppFolio, Cl. A	11,434		183,058
Aspen Technology	22,505	a	852,264
Attunity	94,578	a	1,246,538
Barracuda Networks	26,460	a,b	695,633
Benefitfocus	30,122	a,b	1,104,875
Blackbaud	30,675		1,752,770
Blackhawk Network Holdings	21,029	a	830,856
Bottomline Technologies	25,871	a	691,791
BroadSoft	50,800	a	1,603,248
Callidus Software	206,101	a	3,250,212
Cass Information Systems	11,064		533,285
ChannelAdvisor	16,353	a	186,097
Cimpress	38,946	a,b	2,725,441
comScore	54,362	a	2,838,240
Constant Contact	131,224	a	3,249,106
Cornerstone OnDemand	31,277	a	1,117,840
CoStar Group	6,877	a	1,217,504
Criteo, ADR	103,022	a,b	4,039,493
Cvent	43,768	a	1,380,443
Cyber-Ark Software	47,307	b	2,415,022
Demandware	32,107	a,b	1,791,249
Descartes Systems Group	122,288	a	2,111,914
Ellie Mae	32,055	a	2,321,744
Envestnet	51,344	a	1,603,474
Euronet Worldwide	19,538	a	1,259,615
FactSet Research Systems	5,170	b	816,446
Fair Isaac	17,218		1,473,344
Gigamon	35,184	a	801,491
Glu Mobile	103,432	a,b	474,753
GTT Communications	54,858	a	1,206,327
Guidewire Software	30,895	a	1,727,340
Hortonworks	119,835	b	2,847,280
HubSpot	21,543		1,018,768
Imperva	36,316	a	2,163,707
Infoblox	33,906	a	652,351
Interactive Intelligence Group	51,349	a	1,797,729
Intralinks Holdings	124,394	a	1,273,795
j2 Global	55,530		3,863,778
LogMeIn	48,011	a	2,993,006
Luxoft Holdings	21,947	a	1,340,742
Manhattan Associates	19,016	a	1,112,056
MAXIMUS	30,589		1,852,164

MicroStrategy, Cl. A	4,163	a	827,188
Monotype Imaging Holdings	19,537		413,794
NetSuite	5,106	a,b	453,668
NeuStar, Cl. A	52,822	a,b	1,476,375
New Relic	38,618		1,257,402
Paycom Software	95,731	a,b	3,689,473
Paylocity Holding	31,834	a,b	1,051,159
Pegasystems	32,593		798,854
Points International	47,369	a	431,058
Proofpoint	38,880	a	2,190,499
PROS Holdings	32,920	a	728,190
Q2 Holdings	35,793	a	936,345
QLIK Technologies	18,420	a	697,381
Reis	45,092		1,122,791
Rubicon Project	47,652	a	686,189
SciQuest	38,676	a	424,662
SeaChange International	191,483	a	1,156,558
SPS Commerce	31,494	a	2,142,222
Stamps.com	58,963	a	4,855,013
Tableau Software, Cl. A	7,503	a	706,557
Textura	41,917	a	1,083,974
Tyler Technologies	23,207	a	3,203,495
Ultimate Software Group	29,961	a	5,278,829
Verint Systems	30,995	a	1,652,964
Virtusa	14,030	a	742,468
Wix.com	53,809	a	1,062,728
WNS Holdings, ADR	81,392	a	2,428,737
Zix	145,732	a	638,306
			117,614,160
Technology Hardware & Equipment--3.3%
Aerohive Networks	123,886	a,b	770,571
Applied Optoelectronics	58,742	a	1,210,673
Ciena	74,613	a	1,668,346
Cognex	22,636		804,936
CommScope Holding	30,371	a	982,502
Digi International	39,590	a	405,402
Electronics For Imaging	26,983	a	1,181,046
Fabrinet	51,273	a	1,019,307
Immersion	76,376	a	885,198
Infinera	146,860	a,b	3,204,485
Ituran Location and Control	18,232		441,032
Mercury Systems	72,849	a	1,153,928
National Instruments	40,887		1,194,309
Nimble Storage	57,399	a,b	1,530,258
QLogic	109,296	a	1,130,121
Stratasys	27,026	a,b	828,617
Super Micro Computer	43,265	a	1,183,298
Universal Display	14,975	a,b	551,679
			20,145,708
Telecommunication Services--.7%
Boingo Wireless	306,597	a	2,314,808
RingCentral, Cl. A	60,896	a	1,048,020

Vonage Holdings	138,829	a	770,501
			4,133,329
Transportation--2.4%
Allegiant Travel	9,798		1,991,541
Controladora Vuela Compania de
Aviacion, ADR	105,573	a	1,408,344
Echo Global Logistics	168,013	a,b	3,907,982
Forward Air	9,595		431,967
Genesee & Wyoming, Cl. A	9,852	a	673,680
Hub Group, Cl. A	10,255	a	386,511
JetBlue Airways	53,238	a	1,188,272
Marten Transport	82,973		1,535,830
Old Dominion Freight Line	8,439	a	561,109
XPO Logistics	76,180	a,b	2,673,918
			14,759,154
Utilities--.2%
American States Water	36,607		1,381,914
Total Common Stocks
(cost $527,544,477)			594,236,056
Investment of Cash Collateral for
Securities Loaned--10.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $65,455,116)	65,455,116	[d]	65,455,116
Total Investments (cost $592,999,593)	107.8%		659,691,172
Liabilities, Less Cash and Receivables	(7.8%)		(47,788,337)
Net Assets	100.0%		611,902,835

ADR - American Depository Receipts
ETF - Exchange-Traded Fund

a	Non-income producing security.
b	Security, or portion thereof, on loan. At August 31, 2015, the value of the fund's securities on loan was
$100,180,554 and the value of the collateral held by the fund was $105,051,747, consisting of cash collateral of
$65,455,116 and U.S. Government & Agency securities valued at $39,596,631.
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At August 31, 2015, net unrealized appreciation on investments was $66,691,579 of which $100,991,711 related to appreciated investment securities and $34,300,132 related to depreciated investment securities. At August 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	19.2
Pharmaceuticals, Biotech & Life Sciences	13.6
Health Care Equipment & Services	11.5
Money Market Investment	10.7
Consumer Services	6.7
Capital Goods	5.5
Retailing	5.4

Commercial & Professional Services	5.0
Banks	3.8
Semiconductors & Semiconductor Equipment	3.8
Consumer Durables & Apparel	3.3
Technology Hardware & Equipment	3.3
Materials	2.5
Transportation	2.4
Diversified Financials	1.9
Media	1.8
Real Estate	1.4
Food, Beverage & Tobacco	1.2
Automobiles & Components	1.1
Exchange-Traded Funds	1.0
Energy	.7
Telecommunication Services	.7
Food & Staples Retailing	.5
Insurance	.4
Household & Personal Products	.2
Utilities	.2
107.8
Based on net assets.

The following is a summary of the inputs used as of August 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	559,095,722	-	-	559,095,722
Equity Securities - Foreign Common Stocks+	29,288,960	-	-	29,288,960
Exchange-Traded Funds	5,851,374	-	-	5,851,374
Mutual Funds	65,455,116	-	-	65,455,116

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 22, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 22, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)